Consolidated Statements Of Shareholders' Equity (Audited) (Parenthetical) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Consolidated Statements Of Shareholders' Equity [Abstract]
Cash dividends declared, per share	$ 1.46	$ 1.21	$ 1.09